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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

CORPORATE BONDS - 58.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.0%
General Motors Financial Co., Inc.	2.400%	05/09/19	$1,541,000	$1,547,504
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,276,336
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,166,877
				5,990,717
Consumer Staples - 1.9%
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,596,000	1,631,700

Energy - 5.0%
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,652,000
Transocean, Inc.	6.000%	03/15/18	1,662,000	1,684,271
				4,336,271
Financials - 14.5%
American Express Co. (3MO LIBOR + 59) (a)	1.904%	05/22/18	1,200,000	1,203,209
American Financial Group, Inc.	9.875%	06/15/19	800,000	894,053
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,750,135
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,383,006
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 80) (a)	2.120%	12/15/17	820,000	820,631
JPMorgan Chase & Co.	6.300%	04/23/19	1,405,000	1,492,180
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	2,500,000	2,622,000
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,364,400
				12,529,614
Health Care - 5.7%
Actavis Funding SCS	2.350%	03/12/18	2,395,000	2,400,498
Teva Pharmaceuticals Industries Ltd.	1.400%	07/20/18	2,500,000	2,486,944
				4,887,442
Industrials - 9.4%
Caterpillar, Inc.	7.900%	12/15/18	708,000	755,013
Eaton Corp. plc	1.500%	11/02/17	2,370,000	2,370,000
Penske Truck Leasing Co., L.P., 144A	3.375%	03/15/18	2,500,000	2,516,482
Stanley Black & Decker, Inc.	1.622%	11/17/18	1,800,000	1,795,002
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	654,553
				8,091,050
Information Technology - 5.5%
Dell, Inc., 144A	3.480%	06/01/19	1,900,000	1,934,079
Hewlett Packard Enterprise Co., 144A	2.100%	10/04/19	2,000,000	1,997,490
Xerox Corp.	6.350%	05/15/18	785,000	803,103
				4,734,672

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 58.1% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 9.1%
Ball Corp.	5.000%	03/15/22	$556,000	$600,480
Ecolab, Inc.	1.550%	01/12/18	2,400,000	2,399,529
Sherwin-Williams Co. (The)	1.350%	12/15/17	2,430,000	2,429,779
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,411,687
				7,841,475

Total Corporate Bonds (Cost $49,080,511)				$50,042,941

CONVERTIBLE CORPORATE BONDS - 22.8%	Coupon	Maturity	Par Value	Value
Financials - 7.7%
Ares Capital Corp.	4.375%	01/15/19	$2,275,000	$2,324,766
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,006,250
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,286,375
				6,617,391
Health Care - 2.7%
Aceto Corp.	2.000%	11/01/20	2,600,000	2,279,875

Industrials - 1.7%
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,497,187

Information Technology - 5.4%
Intel Corp.	2.950%	12/15/35	1,400,000	2,348,500
Twitter, Inc.	0.250%	09/15/19	2,400,000	2,274,000
				4,622,500
Materials - 3.0%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,617,369

Real Estate - 2.3%
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,992,720

Total Convertible Corporate Bonds (Cost $18,973,543)				$19,627,042

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 2.5%	Coupon	Maturity	Par Value	Value
Financials - 2.5%
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(b)(c)	5.238%	11/10/17	$51,852	$51,903
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(b)(c)	5.239%	11/13/17	140,741	140,910
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(b)(c)	5.237%	11/17/17	88,889	89,020
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(b)(c)	5.239%	11/20/17	66,667	66,798
NCP Finance Ltd. Partnership (1MO LIBOR + 975) (a)(c)	11.000%	09/30/18	1,670,211	1,659,689
NCP Finance Ltd. Partnership (PRIME + 275) (a)(b)(c)	7.000%	05/24/19	111,111	111,111
Total Bank Debt (Cost $2,115,926)				$2,119,431

COMMON STOCKS – 2.1%	Shares	Value
Industrials – 1.5%
Air Industries Group (d)	936,787	$1,255,295

Information Technology – 0.6%
Bridgeline Digital, Inc. (d)	197,445	523,229

Total Common Stocks (Cost $2,144,185)		$1,778,524

WARRANTS - 6.9%	Shares	Value
Financials - 6.9%
American International Group, Inc., $44.1299, expires 01/19/21 (d)	26,500	$596,780
Capital One Financial Corp., $42.004, expires 11/14/18 (d)	18,700	950,334
First Financial Bancorp, $12.202, expires 12/23/18 (d)	67,850	977,718
Hartford Financial Services Group, Inc., $9.03, expires 06/26/19 (d)	45,200	2,243,728
Lincoln National Corp., $9.912, expires 07/10/19 (d)	16,260	1,176,086
		5,944,646
Industrials - 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	10

Total Warrants (Cost $3,635,686)		$5,944,656

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.94% (f) (Cost $981,901)	981,901	$981,901

COMMERCIAL PAPER (g) - 5.8%	Par Value	Value
Boston Scientific Corp., 1.58%, due 11/09/2017	$2,000,000	$1,999,306
E.I. du Pont de Nemours and Co., 1.39%, due 11/08/2017	2,000,000	1,999,467
Humana, Inc., 1.51%, due 11/27/2017	1,000,000	998,924
Total Commercial Paper (Cost $4,997,697)		$4,997,697

Total Investments at Value - 99.3% (Cost $81,929,449)		$85,492,192

Other Assets in Excess of Liabilities - 0.7%		608,741

Net Assets - 100.0%		$86,100,933

144A -
Security was purchased in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,070,051 at October 31, 2017, representing 10.5% of net assets.

LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2017. The benchmark on which the rate is calculated is shown parenthetically.
(b)
Security has been valued at fair value in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $459,752 as of October 31, 2017, representing 0.5% of net assets.

(c)	Illiquid security. Total value of illiquid securities held as of October 31, 2017 was $2,119,441, representing 2.5% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of October 31, 2017.
(g)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 0.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes (Cost $1,493,724)	1.500%	08/31/18	$1,490,000	$1,490,582

CORPORATE BONDS - 83.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 9.2%
Ford Motor Credit Co., LLC	2.375%	01/16/18	$4,545,000	$4,551,363
Gannett Co., Inc.	5.125%	07/15/20	1,375,000	1,409,375
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,332,475
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,333,754
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,825,000
				17,451,967
Consumer Staples - 1.3%
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,535,975

Energy - 4.1%
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	5,508,000
Transocean, Inc.	6.000%	03/15/18	2,147,000	2,175,770
				7,683,770
Financials - 26.2%
American Express Co. (3MO LIBOR + 59) (a)	1.904%	05/22/18	3,194,000	3,202,540
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,344,432
Ares Capital Corp.	4.875%	11/30/18	4,000,000	4,113,383
Bank of America Corp.	5.650%	05/01/18	3,345,000	3,409,403
Bank of the Ozarks	5.500%	07/01/26	3,732,000	3,919,668
Barclays Bank plc (a)	2.000%	07/27/22	3,000,000	2,921,465
Capital One Bank USA, N.A.	2.350%	08/17/18	5,543,000	5,559,591
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	561,220
CNA Financial Corp.	6.950%	01/15/18	50,000	50,523
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	285,843
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 80) (a)	2.120%	12/15/17	4,880,000	4,883,757
Hartford Financial Services Group, Inc. (The)	6.300%	03/15/18	158,000	160,736
Jefferies Group, LLC	5.125%	04/13/18	4,000,000	4,061,670
JPMorgan Chase & Co.	6.300%	04/23/19	5,000,000	5,310,249
Pershing Square Holdings, Ltd., 144A	5.500%	07/15/22	5,000,000	5,244,000
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,626,000
				49,654,480

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 83.5% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 14.4%
Actavis Funding SCS	2.350%	03/12/18	$4,965,000	$4,976,397
Amgen, Inc. (3MO LIBOR + 45) (a)	1.759%	05/11/20	3,078,000	3,091,759
Medtronic, Inc. (3MO LIBOR + 80) (a)	2.120%	03/15/20	5,500,000	5,585,230
Stryker Corp.	1.300%	04/01/18	4,677,000	4,671,219
Teva Pharmaceuticals Industries Ltd.	1.400%	07/20/18	4,950,000	4,924,149
Thermo Fisher Scientific, Inc.	2.400%	02/01/19	3,950,000	3,971,171
				27,219,925
Industrials - 15.3%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,493,534
Eaton Corp. plc	1.500%	11/02/17	5,035,000	5,035,000
Huntington Ingalls Industries, Inc., 144A	5.000%	12/15/21	1,000,000	1,027,500
Illinois Tool Works, Inc.	6.250%	04/01/19	5,500,000	5,832,595
Johnson Controls International plc	1.400%	11/02/17	3,698,000	3,698,000
Penske Truck Leasing Co., L.P., 144A	3.375%	03/15/18	5,000,000	5,032,963
Stanley Black & Decker, Inc.	1.622%	11/17/18	175,000	174,514
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,637,257
				28,931,363
Information Technology - 6.5%
Dell, Inc., 144A	3.480%	06/01/19	5,600,000	5,700,443
Hewlett Packard Enterprise Co., 144A	2.100%	10/04/19	5,000,000	4,993,726
Xerox Corp.	6.350%	05/15/18	1,539,000	1,574,491
				12,268,660
Materials - 6.5%
Ball Corp.	4.375%	12/15/20	2,441,000	2,563,050
Ecolab, Inc.	1.550%	01/12/18	1,004,000	1,003,803
Sherwin-Williams Co. (The)	1.350%	12/15/17	4,000,000	3,999,636
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,727,934
				12,294,423
Utilities - 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	15,842

Total Corporate Bonds (Cost $156,304,808)				$158,056,405

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT – 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP Finance Ltd. Partnership (1MO LIBOR +400) (a)(c)(d)	5.238%	11/10/17	$272,222	$272,491
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(c)(d)	5.239%	11/13/17	738,889	739,775
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(c)(d)	5.237%	11/17/17	466,667	467,356
NCP Finance Ltd. Partnership (1MO LIBOR + 400) (a)(c)(d)	5.239%	11/20/17	350,000	350,691
NCP Finance Ltd. Partnership (1MO LIBOR + 975) (a)(d)	11.000%	09/30/18	785,982	781,030
NCP Finance Ltd. Partnership (PRIME + 275) (a)(c)(d)	7.000%	05/24/19	583,333	583,333
Total Bank Debt (Cost $3,190,719)				$3,194,676

PREFERRED STOCKS - 1.0%			Shares	Value
Real Estate – 1.0%
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)			135,000	$1,799,550

MONEY MARKET FUNDS - 1.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.94% (e) (Cost $3,112,024)			3,112,024	$3,112,024

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER (f) - 11.1%	Par Value	Value
Boston Scientific Corp., 1.58%, due 11/09/2017	$5,000,000	$4,998,267
Campbell Soup Co., 1.26%, due 11/08/2017	4,100,000	4,099,004
E.I. du Pont de Nemours and Co., 1.39%, due 11/08/2017	5,000,000	4,998,668
Harley-Davidson Financial Services, 1.29%, due 11/06/2017	2,000,000	1,999,644
Humana, Inc., 1.51%, due 11/27/2017	5,000,000	4,994,619
Total Commercial Paper (Cost $21,090,202)		$21,090,202

Total Investments at Value - 99.7% (Cost $188,137,547)		$188,743,439

Other Assets in Excess of Liabilities - 0.3%		573,667

Net Assets - 100.0%		$189,317,106

144A -
Security was purchased in transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $21,998,632 at October 31, 2017, representing 11.6% of net assets.

LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. The rate shown is the effective interest rate as of October 31, 2017. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)
Security has been valued at fair value in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $2,413,646 as of October 31, 2017, representing 1.3% of net assets.

(d)	Illiquid security. Total value of illiquid securities held as of October 31, 2017 was $3,194,676, representing 1.7% of net assets.
(e)	The rate shown is the 7-day effective yield as of October 31, 2017.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2017 (Unaudited)

1. Securities Valuation

Securities of Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities, including certain bank debt held by the Funds, and certain warrants are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2017 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$50,042,941	$-	$50,042,941
Convertible Corporate Bonds	-	19,627,042	-	19,627,042
Bank Debt	-	1,659,689	459,742	2,119,431
Common Stocks	1,778,524	-	-	1,778,524
Warrants	5,944,646	-	10	5,944,656
Money Market Funds	981,901	-	-	981,901
Commercial Paper	-	4,997,697	-	4,997,697
Total	$8,705,071	$76,327,369	$459,752	$85,492,192

Eubel Brady & Suttman Income Fund:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$1,490,582	$-	$1,490,582
Corporate Bonds	-	158,056,405	-	158,056,405
Bank Debt	-	781,030	2,413,646	3,194,676
Preferred Stocks	1,799,550	-	-	1,799,550
Money Market Funds	3,112,024	-	-	3,112,024
Commerical Paper	-	21,090,202	-	21,090,202
Total	$4,911,574	$181,418,219	$2,413,646	$188,743,439

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of October 31, 2017, the Eubel Brady & Suttman Income Fund did not have any transfers into or out of any Level.

Transfers that occurred between Levels 1 and 2 on October 31, 2017 for Eubel Brady & Suttman Income and Appreciation Fund are as follows:

Common Stocks
Transfers from Level 2 to Level 1	$1,255,295

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended October 31, 2017:

EBS Income and Appreciation Fund

Investments in Securities	Value as of July 31, 2017	Purchases	Sales & Maturities	Realized gain (loss)	Net change in unrealized depreciation	Value as of October 31, 2017
Bank Debt	$2,230,557	$1,259,259	$(3,029,630)	$-	$(444)	$459,742
Warrants	10	-	-	-	-	10
Total	$2,230,567	$1,259,259	$(3,029,630)	$-	$(444)	$459,752

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund

Investments in Securities	Value as of July 31, 2017	Purchases	Sales & Maturities	Realized gain (loss)	Net change in unrealized depreciation	Value as of October 31, 2017
Bank Debt	$5,208,486	$6,611,111	$(9,405,556)	$-	$(395)	$2,413,646

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review of the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund

	Fair Value at October 31, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$459,742	DCF Model	Discount Rate	2.66% - 4.42%	3.32%
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund

	Fair Value at October 31, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$2,413,646	DCF Model	Discount Rate	2.66% - 4.42%	3.09%

DCF - Discounted Cash Flow

[1]
Significant increases and decreases to the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the period ended October 31, 2017.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of October 31, 2017:

	EBS Income and Appreciation Fund	EBS Income Fund

Tax cost of portfolio investments	$81,929,449	$188,137,547
Gross unrealized appreciation	$5,542,517	$1,987,591
Gross unrealized depreciation	(1,979,774)	(1,381,699)
Net unrealized appreciation on investments	$3,562,743	$605,892

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2017, EBS Income and Appreciation Fund and EBS Income Fund had 31.6% and 27.9%, respectively, of the value of their net assets invested in securities within the Financials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	December 18, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	December 18, 2017

*	Print the name and title of each signing officer under his or her signature.